FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2019
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Text Block]

25   FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m

Liabilities designated at fair value through profit or loss: debt securities in issue	7,531	7,085	7,484	7,032
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	98	270	140	362
Short positions in securities	73	117	73	67
	171	10,645	213	10,687
Financial liabilities at fair value through profit or loss	7,702	17,730	7,697	17,719

At 31 December 2019, the Group had £7,376 million (2018: £7,097 million) and the Bank had £7,328 million (2018: £7,036 million) of trading and other liabilities at fair value through profit or loss with a contractual residual maturity of greater than one year.

Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.

The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31  December  2019 was £14,365  million (2018: £15,435 million), which was £6,834 million higher than the balance sheet carrying value (2018: £8,350 million higher). At 31 December 2019 there was a cumulative £33 million increase (2018: £386 million decrease) in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of the Bank. Of the cumulative amount, an increase of £419 million arose in 2019 and a decrease of £533 million arose in 2018.

For the fair value of collateral pledged in respect of repurchase agreements see note 46.